BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Percentage of Company's accounts receivable balance from the Company's two largest InsPro Enterprise clients (Details 2) - Customer Concentration Risk - Accounts Receivable
	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Client #1
Concentration Risk [Line Items]
Percentage of account receivable	52.00%	16.00%	27.00%
Client #2
Concentration Risk [Line Items]
Percentage of account receivable	18.00%	14.00%	18.00%
Client #3
Concentration Risk [Line Items]
Percentage of account receivable		13.00%	13.00%
Client #4
Concentration Risk [Line Items]
Percentage of account receivable		12.00%	10.00%